GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
70001002	XXXXX	7756486	02/23/2026	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the discount points on CD XX/XX/XXXX.

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the discount points on CD XX/XX/XXXX.
										Resolved	02/23/2026		1	02/23/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001002	XXXXX	7720284	02/20/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	02/20/2026		1	02/20/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001002	XXXXX	7720287	02/20/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	02/20/2026		1	02/20/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001032	XXXXX	7794320	02/25/2026	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for Discount Points. A COC or other evidence of pricing change/update was not found in the file.

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for Discount Points. A COC or other evidence of pricing change/update was not found in the file.
										Resolved	02/25/2026		1	02/25/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001032	XXXXX	7782453	02/24/2026	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing			Resolved	02/24/2026		1	02/24/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001032	XXXXX	7782899	02/24/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	02/24/2026		1	02/24/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001004	XXXXX	7913949	03/04/2026	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001004	XXXXX	7909384	03/04/2026	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The file is missing the COC for the increase of mortgage broker fee. The Initial LE dated XX/XX/XXXX has the mortgage broker fee as XXX the increase happened on XX/XX/XXXX the increase went to XXX with no COC in the file. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The file is missing the COC for the increase of mortgage broker fee. The Initial LE dated XX/XX/XXXX has the mortgage broker fee as XXX the increase happened on XX/XX/XXXX the increase went to XXX with no COC in the file. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Resolved	03/04/2026		1	03/04/2026		XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001004	XXXXX	7883900	03/02/2026	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing			Resolved	03/02/2026		1	03/02/2026		XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001004	XXXXX	7900488	03/03/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/03/2026		1	03/03/2026		XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001008	XXXXX	8029604	03/10/2026	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001008	XXXXX	8019063	03/10/2026	Credit	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR XXX(a)(XXX)(vii)	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR XXX(a)(XXX)(vii)			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001008	XXXXX	8023998	03/10/2026	Credit	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing			Resolved	03/10/2026		1	03/10/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001008	XXXXX	8029611	03/10/2026	Compliance	Charges That Cannot Increase Test
TILA 130b cure required: Refund in the amount of XXX The zero tolerance violation in the amount of XXX is due to the addition of the Appraisal Review fee on the Initial CD dated XXX; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

TILA 130b cure required: Refund in the amount of XXX The zero tolerance violation in the amount of XXX is due to the addition of the Appraisal Review fee on the Initial CD dated XXX; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Resolved	03/10/2026		1	03/10/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001008	XXXXX	8023486	03/10/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/10/2026		1	03/10/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001014	XXXXX	8195430	03/18/2026	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001014	XXXXX	8189145	03/18/2026	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	For the Property - XXX, XXX insurance document is missing	For the Property - XXX ,XXX insurance document is missing			Resolved	03/18/2026		1	03/18/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001014	XXXXX	8189082	03/18/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/18/2026		1	03/18/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001014	XXXXX	8208720	03/19/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001024	XXXXX	8208113	03/19/2026	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The Final 1003 reflects TIA payment of $XXX. Audit has calculated T&I payment of XXX with the remaining XXX unverified. Documentation verifying the additional insurance or HOA payment of XXX is required.	The Final 1003 reflects TIA payment of $XXX. Audit has calculated T&I payment of XXX with the remaining XXX unverified. Documentation verifying the additional insurance or HOA payment of XXX is required.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001024	XXXXX	8180641	03/18/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/18/2026		1	03/18/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001024	XXXXX	8191260	03/18/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/18/2026		1	03/18/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001006	XXXXX	8222258	03/19/2026	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b cure required: Refund in the amount of XXX The zero tolerance violation in the amount of XXX is due to an increase in Transfer Taxes from the LE to CD. The COC issued XX/XX/XXXX does not provide a reason for the increase; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX A partial reimbursement in the amount of XXX was given however not enough to cure the violation.

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b cure required: Refund in the amount of XXX The zero tolerance violation in the amount of XXX is due to an increase in Transfer Taxes from the LE to CD. The COC issued XX/XX/XXXX does not provide a reason for the increase; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX A partial reimbursement in the amount of XXX was given however not enough to cure the violation.
										Cured	03/19/2026		2			XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001006	XXXXX	8204169	03/19/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001018	XXXXX	8205954	03/19/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001018	XXXXX	8270025	03/23/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001022	XXXXX	8271849	03/23/2026	Compliance	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. A COC was provided but not considered valid as there were no specific reasons provided on COC or invoice. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Fee. A COC was provided but not considered valid as there were no specific reasons provided on COC or invoice. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
										Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001022	XXXXX	8225597	03/19/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001022	XXXXX	8225603	03/19/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001026	XXXXX	8215658	03/19/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001026	XXXXX	8233894	03/20/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/20/2026		1	03/20/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001036	XXXXX	8236586	03/20/2026	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR §1026.19(e)(4)(ii) he revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date he creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Without evidence of receipt, it is assumed that the revised LE dated XX/XX/XXXX was mailed, and therefore not received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence showing the consumer received the loan estimate at least XXX business days prior to consummation

This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR §1026.19(e)(4)(ii) he revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date he creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Without evidence of receipt, it is assumed that the revised LE dated XX/XX/XXXX was mailed, and therefore not received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence showing the consumer received the loan estimate at least XXX business days prior to consummation
										Resolved	03/20/2026		1	03/20/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001036	XXXXX	8236587	03/20/2026	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery or revised LE issued XX/XX/XXXX receipt date. The discount points increased on the LE issued XX/XX/XXXX but without proof the borrower received the LE XXX business days prior to consummation dated XX/XX/XXXX the coc is not valid.

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of XXX cure package: PCCD with LOE, copy of refund and proof of delivery or revised LE issued XX/XX/XXXX receipt date. The discount points increased on the LE issued XX/XX/XXXX but without proof the borrower received the LE XXX business days prior to consummation dated XX/XX/XXXX the coc is not valid.
										Resolved	03/20/2026		1	03/20/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001036	XXXXX	8236588	03/20/2026	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase of Title Lender's Policy on the LE issued XX/XX/XXXX without a valid reason.

This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $XXX: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase of Title Lender's Policy on the LE issued XX/XX/XXXX without a valid reason.
										Resolved	03/20/2026		1	03/20/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001036	XXXXX	8206602	03/19/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001036	XXXXX	8206603	03/19/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/19/2026		1	03/19/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001020	XXXXX	8236288	03/20/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/20/2026		1	03/20/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001020	XXXXX	8236292	03/20/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/20/2026		1	03/20/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001020	XXXXX	8262352	03/23/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001010	XXXXX	8264044	03/23/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001010	XXXXX	8271210	03/23/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001010	XXXXX	8319709	03/25/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/25/2026		1	03/25/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001028	XXXXX	8297157	03/24/2026	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001028	XXXXX	8264155	03/23/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001028	XXXXX	8264163	03/23/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/23/2026		1	03/23/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001042	XXXXX	8302470	03/24/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/24/2026		1	03/24/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001042	XXXXX	8319148	03/25/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/25/2026		1	03/25/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001012	XXXXX	8427479	04/01/2026	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001012	XXXXX	8386668	03/30/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/30/2026		1	03/30/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001012	XXXXX	8435459	04/01/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	04/01/2026		1	04/01/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001016	XXXXX	8393595	03/30/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/30/2026		1	03/30/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001016	XXXXX	8409857	03/31/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	03/31/2026		1	03/31/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001016	XXXXX	8433654	04/01/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	04/01/2026		1	04/01/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001034	XXXXX	8415189	03/31/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	03/31/2026		1	03/31/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001034	XXXXX	8415194	03/31/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	03/31/2026		1	03/31/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001034	XXXXX	8441447	04/01/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	04/01/2026		1	04/01/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001038	XXXXX	8453351	04/02/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	04/02/2026		1	04/02/2026		XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001038	XXXXX	8453352	04/02/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	04/02/2026		1	04/02/2026		XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001038	XXXXX	8481059	04/03/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	04/03/2026		1	04/03/2026		XX/XX/XXXX	XXX	Primary Residence	Limited Cash Out (GSE Definition)
70001046	XXXXX	8497608	04/06/2026	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001046	XXXXX	8457515	04/02/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	04/02/2026		1	04/02/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001046	XXXXX	8457516	04/02/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	04/02/2026		1	04/02/2026		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
70001044	XXXXX	8480103	04/03/2026	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).			Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
70001044	XXXXX	8480104	04/03/2026	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing.	Required Affiliated Business Disclosure Missing.			Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
70001044	XXXXX	8455442	04/02/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	04/02/2026		1	04/02/2026		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
70001044	XXXXX	8455443	04/02/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	04/02/2026		1	04/02/2026		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
70001030	XXXXX	8544867	04/08/2026	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR XXX(a)(XXX)).			Acknowledged			2			XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001030	XXXXX	8510907	04/06/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	04/06/2026		1	04/06/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001030	XXXXX	8552383	04/08/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	04/08/2026		1	04/08/2026		XX/XX/XXXX	XXX	Primary Residence	Rate Term Refinance Borrower Initiation
70001040	XXXXX	8553806	04/08/2026	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The loan is in compliance with all applicable laws and regulations.			Resolved	04/08/2026		1	04/08/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001040	XXXXX	8558889	04/08/2026	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.			Resolved	04/08/2026		1	04/08/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase
70001040	XXXXX	8558947	04/08/2026	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.			Resolved	04/08/2026		1	04/08/2026		XX/XX/XXXX	XXX	Primary Residence	First Time Home Purchase